EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
17.	EARNINGS (LOSS) PER SHARE

The following is a reconciliation of the basic and diluted earnings (loss) per share computation for the years ended December 31, 2015, 2014 and 2013:

	Year ended
	December 31,
	2015	2014	2013
		(Restated)
Basic earnings (loss) per share
Net income (loss) available to the company’s common shareholders	$(10,223,130)	$(24,298,114)	$1,995,621
Weighted average shares outstanding - Basic	5,862,647	5,510,076	4,625,195
Earnings (loss) per share - Basic	$(1.74)	$(4.41)	$0.43

Diluted earnings (loss) per share
Net income (loss) available to the company’s common shareholders	$(10,223,130)	$(24,298,114)	$1,995,621
Weighted average shares outstanding - Basic	5,862,647	5,510,076	4,625,195
Options and warrants	33,887	87,093	50,932
Weighted shares outstanding - Diluted	5,896,534	5,597,169	4,676,127
Earnings (loss) per share - Diluted	$(1.73)	$(4.34)	$0.43

For the years ended December 31, 2015, 2014 and 2013, 33,887 shares of 732,000, 56,838 shares of 277,000, 50,932 shares of 348,000 stock options were exercisable and included in the diluted EPS calculation. As of December 31, 2015, 0 shares out of 551,380 warrants were included in diluted EPS calculation. As of December 31, 2014, 30,255 shares out of 551,380 warrants were included in diluted EPS calculation. As of December 31, 2013, none of warrants issued by the Company were included in diluted EPS calculation due to anti-dilution.